5. Segment Reporting, Geographical Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING, GEOGRAPHICAL INFORMATION

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss and which includes Sight Science. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenue:
Vycor Medical	$333,085	$221,258	$682,006	$480,107
NovaVision	$46,321	$64,760	$97,486	$134,463
	$379,406	$286,018	$779,492	$614,570
Gross Profit
Vycor Medical	$288,812	$193,743	$575,420	$412,794
NovaVision	$42,508	$58,294	$88,747	$116,102
	$331,320	$252,037	$664,167	$528,896

	June 30,	December 31,
	2016	2015
Total Assets:
Vycor Medical	$911,025	$1,150,291
NovaVision	771,214	872,440
Total Assets	$1,682,239	$2,022,731

(b) Geographic information

The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Revenue:
United States	$356,170	$248,059	$728,476	$531,998
Europe	$23,236	$37,959	$51,016	$82,572
	$379,406	$286,018	$779,492	$614,570
Gross Profit
United States	$309,318	$217,977	$616,556	$456,328
Europe	$22,002	$34,060	$47,611	$72,568
	$331,320	$252,037	$664,167	$528,896

	June 30,	December 31,
	2016	2015
Total Assets:
United States	$1,399,124	$1,699,589
Europe	283,115	323,142
Total Assets	$1,682,239	$2,022,731

(a) Business segments

The Company operates in two business segments: Vycor Medical, which focuses on devices for neurosurgery; and NovaVision, which focuses on neuro stimulation therapies and diagnostic devices for the treatment and screening of vision field loss. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2015	2014
Revenue:
Vycor Medical	$885,481	$893,028
NovaVision	253,153	357,264
Total Revenue	$1,138,634	$1,250,292
Gross Profit:
Vycor Medical	777,953	780,424
NovaVision	196,563	313.568
Total Gross Profit	$974,516	$1,093,992
Total Assets:
Vycor Medical	$1,157,790	$2,644,513
NovaVision	872,441	1,169,230
Total Assets	$2,030,231	$3,813,743

(b) Geographic information. The Company operates in two geographic segments, the United States and Europe. Set out below are the revenues, gross profits and total assets for each segment.

	December 31,
	2015	2014
Revenue:
United States	$985,868	$1,034,034
Europe	152,766	216,258
Total Revenue	$1,138,634	$1,250,292
Gross Profit:
United States	$844,298	$901,503
Europe	132,218	192,489
Total Gross Profit	$974,516	$1,093,992
Total Assets:
United States	$1,707,089	$3,367,679
Europe	323,142	446,064
Total Assets	$2,030,231	$3,813,743